Equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of shares distributed

As of December 31, 2021, the Company's subscribed and paid-up capital stock amounted to R$8,043,222 and comprised 797,207,834 shares with no par value, distributed as follows:

		Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.33
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			35,476,394	10.28			35,476,394	4.45
Other		12,907,077	2.86	153,737,595	44.55	478,790	100.00	167,123,462	20.96
Total		451,668,652	100.00	344,158,226	99.74	478,790	100.00	796,305,668	99.89
Treasury shares				902,166	0.26			902,166	0.11
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00
Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i)	American Depository Receipt (“ADR”) on the New York Stock Exchange – NYSE (USA).

Changes in shares during the year:

Changes in shares during the year:

				Amount of shares
	Note	2020	Changes	2021
Outstanding shares
Common shares		451,668,652		451,668,652
Preferred shares class A	28.4	343,824,794	333,432	344,158,226
Preferred shares class B		500,230	(21,440)	478,790
		795,993,676	311,992	796,305,668

Treasury shares
Preferred shares class A	28.4	1,224,878	(322,712)	902,166

Total		797,218,554	(10,720)	797,207,834

Schedule of retained earnings

Retained earnings in the fiscal year were allocated as follows:

2021

Profit for the year	13,984,946

Accumulate losses absorption	(4,529,547)
Comprehensive income	26,883
Dividends-lapse of statute of limitation	1,653
Profit for allocation	9,483,935

Alocation profit
Prepaid dividends approved by Board	(6,000,000)
Profit reserves
Tax incentive	(1,017,546)
Legal reserve	(472,770)
Retention of profits	(643,619)
Additional proposed dividends	(1,350,000)
(3,483,935)

Total allocation	(9,483,935)

Schedule of other comprehensive income

	Attributed to shareholders' interest
						Actuarial
	Deemed cost					gain (loss)	Foreign
	and additional		Gain (loss)	Foreign		on Defined	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	Benefit and	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	health plan	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

As of December 31, 2018	151,214	(450)	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,629,427)	(566,035)	(6,195,462)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,338)							(1,338)		(1,338)
Income tax and social contribution	455							455		455

Fair value adjustments
Accounts receivable		15						15		15

Foreign sales hedge
Exchange rate				(507,464)				(507,464)	116,202	(391,262)
Transfer to result				1,585,480				1,585,480	66,787	1,652,267
Income tax and social contribution				(344,567)				(344,567)	(54,897)	(399,464)

Fair value of Cash flow hedge
Change in fair value					7,150			7,150	(23,078)	(15,928)
Transfer to result					54,450			54,450	16,752	71,202
Income tax and social contribution					(21,703)			(21,703)	1,898	(19,805)

Fair value of cash flow hedge from jointly-controlled (RPR)					(978)			(978)		(978)

Actuarial loss with post-employment benefits, net of taxes						(109,492)		(109,492)	(136)	(109,628)

Foreign currency translation adjustment							220,228	220,228	(83,506)	136,722

(Loss) gain from investments							(50)	(50)	(34)	(84)

Effect of IAS29 - hyperinflation							(3,561)	(3,561)		(3,561)

As of December 31, 2019	123,614	(435)	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,777,519)	(526,047)	(5,303,566)

Additional indexation
Realization by depreciation or write-off assets	(39,853)							(39,853)		(39,853)
Income tax and social contribution	13,551							13,551		13,551

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,123)							(1,123)		(1,123)
Income tax and social contribution	382							382		382

Fair value adjustments
Accounts receivable		113						113		113

Foreign sales hedge
Exchange rate				(7,215,247)				(7,215,247)	(111,363)	(7,326,610)
Transfer to result				2,547,855				2,547,855	117,932	2,665,787
Income tax and social contribution				1,587,701				1,587,701	(1,965)	1,585,736

Fair value of Cash flow hedge
Change in fair value					(545,038)			(545,038)	7,613	(537,425)
Transfer to result					(47,223)			(47,223)	(15,742)	(62,965)
Income tax and social contribution					200,393			200,393	2,439	202,832

Fair value of cash flow hedge from jointly-controlled (RPR)					1,260			1,260		1,260

Actuarial loss with post-employment benefits, net of taxes						(648)		(648)	1	(647)

Foreign currency translation adjustment							3,054,126	3,054,126	(396,084)	2,658,042

(Loss) gain from investments			3,695					3,695		3,695

Effect of IAS29 - hyperinflation							8,077	8,077		8,077

As of December 31, 2020	96,571	(322)	(5,774)	(9,972,757)	(609,197)	(163,714)	5,445,695	(5,209,498)	(923,216)	(6,132,714)

	Attributed to shareholders' interest
						Actuarial
	Deemed cost					gain (loss)	Foreign
	and additional		Gain (loss)	Foreign		on Defined	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	Benefit and	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	health plan	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

As of December 31, 2020	96,571	(322)	(5,774)	(9,972,757)	(609,197)	(163,714)	5,445,695	(5,209,498)	(923,216)	(6,132,714)

Additional indexation
Realization by depreciation or write-off assets	(39,644)							(39,644)		(39,644)
Income tax and social contribution	13,480							13,480		13,480

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,091)							(1,091)		(1,091)
Income tax and social contribution	372							372		372

Fair value adjustments
Accounts receivable		(130)						(130)		(130)

Exchange rate				(2,063,726)				(2,063,726)	(51,152)	(2,114,878)
Transfer to result				2,283,425				2,283,425	126,807	2,410,232
Income tax and social contribution				(65,619)				(65,619)	(22,696)	(88,315)

Fair value of Cash flow hedge
Change in fair value					123,717			123,717		123,717
Transfer to result					260,058			260,058	86,686	346,744
Income tax and social contribution					(120,081)			(120,081)	(26,006)	(146,087)

Fair value of cash flow hedge from jointly-controlled (RPR)					(968)			(968)		(968)

Actuarial loss with post-employment benefits, net of taxes						23,028		23,028	(14)	23,014

Foreign currency translation adjustment							1,591,094	1,591,094	(87,946)	1,503,148

Effect of IAS29 - hyperinflation							35,425	35,425		35,425

As of December 31, 2021	69,688	(452)	(5,774)	(9,818,677)	(346,471)	(140,686)	7,072,214	(3,170,158)	(897,537)	(4,067,695)

(i)	Transfer to the income statement when divestment or transfer of control of subsidiary.
(ii)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(iii)	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation.
(iv)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(v)	Transfer to retained earnings when the extinction of the plan.
(vi)	Transfer to the income statement when write-off of subsidiary abroad.